Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	HNI Corporation
Entity Central Index Key	0000048287
Amendment Flag	false
Document Type	11-K
EBP 001
Document Information [Line Items]
Entity Registrant Name	HNI Corporation
Entity Central Index Key	0000048287
Amendment Flag	false
Document Type	11-K